Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of conversion of the vested and unvested options
Options Outstanding
Balance at December 31, 2019	2,734,327
Cashed out	(828,590)
Forfeited	(18,940)
Balance at March 31, 2020 (prior to exchange ratio conversion)	1,886,797
Converted vested balance	4,313,917
Converted unvested balance	364,094
Balance at March 6, 2020 (post to exchange ratio conversion)	4,678,011
Exercised in 2020	(28,057)
Forfeited/Cancelled in 2020	(50,164)
Options Outstanding as of December, 31, 2020	4,599,790

Schedule of board of directors approved an equity incentive plan
Available for grant
Available, March 5, 2020	16,300,000
Options granted	(2,087,000)
RSU granted	(3,053,969)
PSU granted (253% target achieved)	(1,452,699)
Options forfeited	144,600
RSU forfeited	30,000
Available for grant, December 31, 2020	9,880,932

Schedule of estimated grant using the black-scholes
2020
Dividend yield	0%
Expected volatility	40%
Risk-free interest rate	0.31 – 0.80%
Expected term in years	6.11
Grant date fair value of common stock.	$6.86 – 11.89

Schedule of dividend yield assumption for all Black-Scholes stock option-pricing
	Shares	Price(1)	Term(2)
Options granted	2,087,000	$8.37
Options forfeited	(144,600)	8.13
Options outstanding as of December 31, 2020	1,942,400	$8.38	9.22

Schedule of employee stock-based compensation recognized
	Twelve months ended December 31,
	2020	2019	2018
	(in thousands)
Cost of revenue	$840	$148	$84
Engineering, research, and development	2,419	175	103
Sales and marketing	3,532	53	40
General and administrative	13,215	2,065	1,529
Total stock-based compensation	$20,006	$2,441	$1,756